Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2023
Gains Losses On Disposal And Expenses On Non-current Assets Held For Sale Not Classified As Discontinued Operations
Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations

42.	Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations

The breakdown of the balance of this item is as follows:

Thousand of reais	2023	2022	2021

Composition
Net constitution of reversal of provision of non-financial assets	29,707	47,130	(25,219)
Result on the Sale of non-financial assets	32,260	73,588	81,654
Operating expenses of non-financial assets	(16,772)	(11,591)	(8,810)
Total	45,195	109,127	47,625